Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Interest expense on lease liabilities	$ 15,152	$ 13,307	$ 12,657
Interest expense	13,931	5,512	513
Loss on interest rate swaps	0	0	217
Total	$ 29,083	$ 18,819	$ 13,387